MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 15:-  MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.In accordance with Statement of ASC 280, "Segment reporting", the Company is organized and operates as one business segment, which develops, manufactures and sells ATE products, avionics equipment and aviation data acquisition and debriefing systems (see also Note 1a).

b.Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2014	2013	2012

Israel	$5,005	$4,267	$5,329
Asia	6,604	5,466	4,594
North America	8,072	5,091	2,370
Latin America	2,731	6,798	8,943
Europe	69	139	315

Total	$22,481	$21,761	$21,551

c.Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2014	2013	2012

	%

Customer A	5	1	5
Customer B	10	12	11
Customer C	-	11	9
Customer D	16	20	32
Customer E	2	2	11
Customer F	22	17	6
Customer G	13	17	5
Customer H	10	-	-

d.Long-lived assets by geographic areas:

	December 31,
	2014	2013

Israel	$2,820	$2,930
China	557	644

	$3,377	$3,574